Inventories (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Inventories	$ 250,220	$ 236,926
Crops [Member]
Statement [Line Items]
Inventories	160,958	131,757
Materials And Supplies [Member]
Statement [Line Items]
Inventories	86,411	102,677
Sugarcane [Member]
Statement [Line Items]
Inventories	1,763	1,712
Agricultural Inventories [Member]
Statement [Line Items]
Inventories	249,132	236,146
Total Inventories [Member]
Statement [Line Items]
Inventories	250,220	236,926
Supplies for Hotels [Member]
Statement [Line Items]
Inventories	$ 1,088	$ 780